Intangible Assets, Net - Schedule of Estimated Annual Amortization Expense (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Estimated Annual Amortization Expense [Abstract]
2025	¥ 6,450	$ 884
2026	5,704	781
2027	5,082	696
2028	5,061	693
2029	5,054	692
Thereafter	6,305	864
Total	¥ 33,656	$ 4,610